INCOME TAXES - Schedule of Roll Forward of Deferred Tax Asset (Liabilities) Presented in Consolidated Financial Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	$ 51,035	$ 39,679
Recognized in profit or loss	25,244	29,721
Recognized directly in equity	(2,988)	(5,977)
Acquisitions/disposals	(9,270)	(3,556)
Additions from Acquisitions	(3,862)	(8,832)
Closing Balance	60,159	51,035
Foreign exchange gain (loss), deferred tax asset	599	(7,879)
Share-based compensation plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	9,239	14,827
Recognized in profit or loss	90	226
Recognized directly in equity	(6,181)	(5,814)
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	3,148	9,239
Provision for vacation and bonus
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	35,337	37,206
Recognized in profit or loss	(8,631)	(1,706)
Recognized directly in equity	0	(163)
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	26,706	35,337
Intercompany trade payables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	15,602	15,841
Recognized in profit or loss	1,832	(239)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	17,434	15,602
Property, equipment, intangibles and leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(42,796)	(40,502)
Recognized in profit or loss	19,844	17,396
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	(3,982)	(19,690)
Closing Balance	(26,934)	(42,796)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(9,736)	(8,894)
Recognized in profit or loss	(4,669)	(842)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	(14,405)	(9,736)
Allowance for doubtful accounts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	5,387	4,656
Recognized in profit or loss	(265)	731
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	5,122	5,387
Contingencies
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	708	119
Recognized in profit or loss	79	589
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	787	708
Inflation adjustment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	44	416
Recognized in profit or loss	(42)	(372)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	2	44
Other assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	52	(191)
Recognized in profit or loss	152	243
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	204	52
Non Deductible Financial Expenses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,585	0
Recognized in profit or loss	1,332	1,585
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	2,917	1,585
Billing in advanced
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	514	304
Recognized in profit or loss	377	210
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	891	514
Non deductible interests
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	1,953	857
Recognized in profit or loss	807	1,096
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	2,760	1,953
Withholding dividends received
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	(2,659)	0
Recognized in profit or loss	0	(2,659)
Recognized directly in equity	2,659	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	0	(2,659)
Expenses Accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	2,492	765
Recognized in profit or loss	3,693	1,727
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	0	0
Closing Balance	6,185	2,492
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	4,714	4,342
Recognized in profit or loss	325	(931)
Recognized directly in equity	0	0
Acquisitions/disposals	0	0
Additions from Acquisitions	120	1,303
Closing Balance	5,159	4,714
Subtotal
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	22,436	29,746
Recognized in profit or loss	14,924	17,054
Recognized directly in equity	(3,522)	(5,977)
Acquisitions/disposals	0	0
Additions from Acquisitions	(3,862)	(18,387)
Closing Balance	29,976	22,436
Loss carryforward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening Balance	28,599	9,933
Recognized in profit or loss	10,320	12,667
Recognized directly in equity	534	0
Acquisitions/disposals	(9,270)	(3,556)
Additions from Acquisitions	0	9,555
Closing Balance	$ 30,183	$ 28,599